Quarterly Holdings Report
for
Fidelity® Convertible Securities Fund
February 29, 2024
CVS-NPRT1-0424
1.797939.120
Corporate Bonds - 82.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 81.7%
COMMUNICATION SERVICES - 6.2%
Entertainment - 1.9%
Liberty Media Corp. 2.375% 9/30/53 (b)	7,757	8,529
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27	8,245	8,919
Live Nation Entertainment, Inc. 3.125% 1/15/29	7,929	9,029
Sphere Entertainment Co. 3.5% 12/1/28 (b)	1,073	1,491
Zynga, Inc. 0% 12/15/26	5,479	4,693
		32,661
Interactive Media & Services - 1.8%
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	2,433	2,279
Snap, Inc.:
0% 5/1/27	8,541	6,852
0.125% 3/1/28	17,518	13,139
0.25% 5/1/25	2,787	2,682
0.75% 8/1/26	4,240	4,009
TripAdvisor, Inc. 0.25% 4/1/26	2,952	2,737
		31,698
Media - 2.5%
DISH Network Corp.:
0% 12/15/25	15,002	10,869
3.375% 8/15/26	27,417	16,210
Liberty Broadband Corp. 3.125% 3/31/53 (b)	9,550	9,003
Liberty Media Corp. 3.75% 3/15/28 (b)	5,200	6,323
Magnite, Inc. 0.25% 3/15/26	1,390	1,239
		43,644
TOTAL COMMUNICATION SERVICES		108,003

CONSUMER DISCRETIONARY - 10.2%
Automobiles - 1.9%
Ford Motor Co. 0% 3/15/26	15,724	15,805
Rivian Automotive, Inc.:
3.625% 10/15/30(b)	11,525	8,053
4.625% 3/15/29(b)	6,856	5,526
Winnebago Industries, Inc. 3.25% 1/15/30 (b)	3,449	3,649
		33,033
Broadline Retail - 0.7%
Etsy, Inc.:
0.125% 10/1/26	4,864	5,231
0.125% 9/1/27	4,407	3,679
0.25% 6/15/28	4,610	3,678
		12,588
Diversified Consumer Services - 0.3%
Stride, Inc. 1.125% 9/1/27	3,491	4,432

Hotels, Restaurants & Leisure - 4.9%
Booking Holdings, Inc. 0.75% 5/1/25	6,343	11,695
Carnival Corp.:
5.75% 10/1/24	3,222	5,284
5.75% 12/1/27	8,435	12,442
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	3,044	2,616
DraftKings, Inc. 0% 3/15/28	26,448	22,441
NCL Corp. Ltd.:
5.375% 8/1/25	3,500	4,414
6% 5/15/24	1,074	1,537
Penn Entertainment, Inc. 2.75% 5/15/26	3,656	3,944
Royal Caribbean Cruises Ltd. 6% 8/15/25	8,277	20,986
		85,359
Leisure Products - 1.2%
Peloton Interactive, Inc. 0% 2/15/26	16,347	13,159
Topgolf Callaway Brands Corp. 2.75% 5/1/26	7,240	7,743
		20,902
Specialty Retail - 1.2%
The RealReal, Inc.:
1% 3/1/28	5,044	1,715
3% 6/15/25	220	160
Wayfair LLC 0.625% 10/1/25	20,823	19,210
		21,085
TOTAL CONSUMER DISCRETIONARY		177,399

CONSUMER STAPLES - 0.9%
Food Products - 0.4%
Freshpet, Inc. 3% 4/1/28 (b)	1,700	2,989
Post Holdings, Inc. 2.5% 8/15/27	3,090	3,422
		6,411
Tobacco - 0.5%
Turning Point Brands, Inc. 2.5% 7/15/24	9,442	9,300

TOTAL CONSUMER STAPLES		15,711

ENERGY - 3.0%
Energy Equipment & Services - 0.3%
Transocean, Inc.:
4% 12/15/25	1,880	2,249
4.625% 9/30/29	1,350	2,162
		4,411
Oil, Gas & Consumable Fuels - 2.7%
CNX Resources Corp. 2.25% 5/1/26	2,524	4,255
Northern Oil & Gas, Inc. 3.625% 4/15/29	16,893	19,233
Peabody Energy Corp. 3.25% 3/1/28	2,047	2,933
Permian Resources Operating LLC 3.25% 4/1/28	2,479	6,557
Pioneer Natural Resources Co. 0.25% 5/15/25	4,525	11,485
World Kinect Corp. 3.25% 7/1/28 (b)	2,580	2,686
		47,149
TOTAL ENERGY		51,560

FINANCIALS - 3.6%
Capital Markets - 0.5%
Coinbase Global, Inc. 0.5% 6/1/26	9,327	9,243

Consumer Finance - 1.0%
Bread Financial Holdings, Inc. 4.25% 6/15/28 (b)	2,540	2,997
LendingTree, Inc. 0.5% 7/15/25	12,473	11,265
SoFi Technologies, Inc. 0% 10/15/26 (b)	4,411	3,716
		17,978
Financial Services - 2.1%
Affirm Holdings, Inc. 0% 11/15/26	5,457	4,406
Block, Inc. 0.125% 3/1/25	6,964	6,914
Global Payments, Inc. 1.5% 3/1/31 (b)	17,580	17,800
Shift4 Payments, Inc.:
0% 12/15/25	3,621	4,300
0.5% 8/1/27	2,014	1,973
		35,393
TOTAL FINANCIALS		62,614

HEALTH CARE - 9.8%
Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27	4,620	4,320
BridgeBio Pharma, Inc. 2.25% 2/1/29	14,240	11,734
Cytokinetics, Inc. 3.5% 7/1/27	5,101	8,170
Dynavax Technologies Corp. 2.5% 5/15/26	200	272
Exact Sciences Corp. 2% 3/1/30 (b)	7,298	7,466
Immunocore Holdings PLC 2.5% 2/1/30 (b)	3,806	3,943
Insmed, Inc. 0.75% 6/1/28	3,200	3,472
Mirum Pharmaceuticals, Inc. 4% 5/1/29 (b)	2,160	2,612
Natera, Inc. 2.25% 5/1/27	1,392	3,159
Neurocrine Biosciences, Inc. 2.25% 5/15/24	1,600	2,734
Sarepta Therapeutics, Inc.:
1.25% 9/15/27	8,220	9,504
1.5% 11/15/24	760	1,327
		58,713
Health Care Equipment & Supplies - 4.0%
CONMED Corp. 2.25% 6/15/27	2,740	2,484
DexCom, Inc.:
0.25% 11/15/25	2,500	2,521
0.375% 5/15/28(b)	5,597	5,435
Enovis Corp. 3.875% 10/15/28 (b)	2,840	3,536
Envista Holdings Corp. 2.375% 6/1/25	3,649	4,126
Glaukos Corp. 2.75% 6/15/27	2,154	3,622
Insulet Corp. 0.375% 9/1/26	3,592	3,590
Integer Holdings Corp. 2.125% 2/15/28	6,389	8,817
Lantheus Holdings, Inc. 2.625% 12/15/27	2,990	3,398
LivaNova U.S.A., Inc. 3% 12/15/25	4,024	4,624
Merit Medical Systems, Inc. 3% 2/1/29 (b)	5,903	6,508
NuVasive, Inc. 0.375% 3/15/25	3,750	3,529
Omnicell, Inc. 0.25% 9/15/25	2,491	2,303
Shockwave Medical, Inc. 1% 8/15/28 (b)	9,339	10,497
TransMedics Group, Inc. 1.5% 6/1/28 (b)	4,056	4,543
		69,533
Health Care Providers & Services - 1.0%
Accolade, Inc. 0.5% 4/1/26	15,909	13,452
Guardant Health, Inc. 0% 11/15/27	4,885	3,294
Opko Health, Inc. 3.75% 1/15/29 (b)	859	825
		17,571
Health Care Technology - 0.7%
Evolent Health, Inc. 3.5% 12/1/29 (b)	4,293	5,021
Health Catalyst, Inc. 2.5% 4/15/25	1,647	1,554
Teladoc Health, Inc. 1.25% 6/1/27	5,479	4,544
Veradigm, Inc. 0.875% 1/1/27	161	161
		11,280
Life Sciences Tools & Services - 0.3%
Repligen Corp. 1% 12/15/28 (b)	4,231	4,919

Pharmaceuticals - 0.4%
Amphastar Pharmaceuticals, Inc. 2% 3/15/29 (b)	2,130	2,168
Jazz Investments I Ltd. 2% 6/15/26	4,936	4,884
		7,052
TOTAL HEALTH CARE		169,068

INDUSTRIALS - 7.1%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. 0.5% 12/15/27	7,390	10,564
Rocket Lab U.S.A., Inc. 4.25% 2/1/29 (b)	3,235	3,639
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)	4,720	5,756
		19,959
Commercial Services & Supplies - 0.3%
Tetra Tech, Inc. 2.25% 8/15/28 (b)	4,340	4,626

Construction & Engineering - 0.6%
Fluor Corp. 1.125% 8/15/29 (b)	5,528	5,702
Granite Construction, Inc. 3.75% 5/15/28 (b)	4,100	5,211
		10,913
Electrical Equipment - 0.5%
Array Technologies, Inc. 1% 12/1/28	2,989	2,627
Bloom Energy Corp. NULL 3% 6/1/28 (b)	2,530	2,026
Sunrun, Inc. 4% 3/1/30 (b)	3,880	3,696
		8,349
Ground Transportation - 1.8%
Lyft, Inc. 1.5% 5/15/25	2,024	1,946
Uber Technologies, Inc.:
0% 12/15/25	5,200	5,920
0.875% 12/1/28(b)	18,575	23,284
		31,150
Machinery - 0.6%
John Bean Technologies Corp. 0.25% 5/15/26	4,147	3,791
Middleby Corp. 1% 9/1/25	4,800	6,000
		9,791
Passenger Airlines - 1.5%
American Airlines Group, Inc. 6.5% 7/1/25	7,782	9,124
JetBlue Airways Corp. 0.5% 4/1/26	9,283	7,841
Southwest Airlines Co. 1.25% 5/1/25	6,884	7,411
Spirit Airlines, Inc. 1% 5/15/26	2,155	996
		25,372
Professional Services - 0.7%
CSG Systems International, Inc. 3.875% 9/15/28 (b)	2,860	2,884
Parsons Corp. 2.625% 3/1/29 (b)	9,482	10,056
		12,940
TOTAL INDUSTRIALS		123,100

INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.7%
Lumentum Holdings, Inc.:
0.5% 12/15/26	5,074	4,473
0.5% 6/15/28	5,800	4,493
1.5% 12/15/29(b)	3,345	3,183
		12,149
Electronic Equipment, Instruments & Components - 1.1%
Advanced Energy Industries, Inc. 2.5% 9/15/28 (b)	2,625	2,664
Insight Enterprises, Inc. 0.75% 2/15/25	4,330	11,918
Par Technology Corp. 1.5% 10/15/27	261	235
Vishay Intertechnology, Inc. 2.25% 9/15/30 (b)	3,500	3,245
		18,062
IT Services - 5.4%
Akamai Technologies, Inc.:
0.125% 5/1/25	8,678	10,379
0.375% 9/1/27	9,041	9,621
1.125% 2/15/29(b)	9,537	9,873
BigCommerce Holdings, Inc. 0.25% 10/1/26	5,219	4,296
Cloudflare, Inc. 0% 8/15/26	9,299	8,634
Digitalocean Holdings, Inc. 0% 12/1/26	11,329	9,364
Fastly, Inc. 0% 3/15/26	6,880	6,151
MongoDB, Inc. 0.25% 1/15/26	8,415	18,029
Okta, Inc.:
0.125% 9/1/25	4,621	4,447
0.375% 6/15/26	3,932	3,631
Perficient, Inc. 0.125% 11/15/26	4,337	3,681
Wix.com Ltd. 0% 8/15/25	6,688	6,123
		94,229
Semiconductors & Semiconductor Equipment - 3.0%
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26	3,437	4,090
Microchip Technology, Inc. 0.125% 11/15/24	6,754	7,020
ON Semiconductor Corp.:
0% 5/1/27	7,620	11,902
0.5% 3/1/29(b)	13,299	13,419
Veeco Instruments, Inc. 2.875% 6/1/29 (b)	820	1,159
Wolfspeed, Inc.:
0.25% 2/15/28	7,555	4,174
1.75% 5/1/26	2,078	1,839
1.875% 12/1/29	17,235	8,979
		52,582
Software - 15.9%
Altair Engineering, Inc. 1.75% 6/15/27	4,600	5,981
Avalara, Inc. 0.25% 8/1/26	3,525	3,499
Bentley Systems, Inc.:
0.125% 1/15/26	3,500	3,426
0.375% 7/1/27	4,676	4,145
Bill Holdings, Inc.:
0% 12/1/25	5,355	4,894
0% 4/1/27	9,083	7,534
BlackLine, Inc. 0% 3/15/26	14,471	12,879
Box, Inc. 0% 1/15/26	2,533	2,833
Confluent, Inc. 0% 1/15/27	5,296	4,553
CyberArk Software Ltd. 0% 11/15/24	2,489	4,216
Datadog, Inc. 0.125% 6/15/25	5,010	7,445
Dropbox, Inc.:
0% 3/1/26	1,969	1,846
0% 3/1/28	2,025	1,866
Everbridge, Inc.:
0% 3/15/26	3,157	3,072
0.125% 12/15/24	4,904	4,776
Five9, Inc. 1% 3/15/29 (b)	11,535	11,789
Guidewire Software, Inc. 1.25% 3/15/25	2,797	3,249
HubSpot, Inc. 0.375% 6/1/25	3,258	7,181
InterDigital, Inc. 3.5% 6/1/27	3,270	4,719
LivePerson, Inc. 0% 12/15/26	6,227	3,409
MicroStrategy, Inc.:
0% 2/15/27	10,537	10,891
0.75% 12/15/25	3,219	8,323
Pagerduty, Inc.:
1.25% 7/1/25	1,647	1,584
1.5% 10/15/28(b)	3,330	3,655
Palo Alto Networks, Inc. 0.375% 6/1/25	11,062	34,527
Pegasystems, Inc. 0.75% 3/1/25	10,916	10,485
Progress Software Corp.:
1% 4/15/26	3,982	4,153
3.5% 3/1/30(b)	5,450	5,534
Q2 Holdings, Inc. 0.75% 6/1/26	2,453	2,290
Rapid7, Inc.:
0.25% 3/15/27	213	192
1.25% 3/15/29(b)	4,420	4,955
RingCentral, Inc. 0% 3/15/26	8,484	7,540
Splunk, Inc.:
1.125% 9/15/25	6,242	7,041
1.125% 6/15/27	9,600	9,461
Tyler Technologies, Inc. 0.25% 3/15/26	5,401	5,514
Unity Software, Inc. 0% 11/15/26	31,727	26,635
Varonis Systems, Inc. 1.25% 8/15/25	3,772	6,402
Workiva, Inc. 1.25% 8/15/28 (b)	10,088	9,397
Zscaler, Inc. 0.125% 7/1/25	8,480	13,924
		275,815
Technology Hardware, Storage & Peripherals - 1.9%
Seagate HDD Cayman 3.5% 6/1/28 (b)	11,380	14,258
Super Micro Computer, Inc. 0% 3/1/29 (b)	2,566	2,609
Western Digital Corp. 3% 11/15/28 (b)	12,600	16,632
		33,499
TOTAL INFORMATION TECHNOLOGY		486,336

MATERIALS - 0.9%
Chemicals - 0.1%
Livent Corp. 4.125% 7/15/25	1,084	1,674

Metals & Mining - 0.8%
ATI, Inc. 3.5% 6/15/25	1,077	3,432
Equinox Gold Corp. 4.75% 10/15/28 (b)	1,910	1,861
MP Materials Corp. 0.25% 4/1/26 (b)	3,129	2,690
United States Steel Corp. 5% 11/1/26	1,447	5,118
		13,101
TOTAL MATERIALS		14,775

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Federal Realty OP LP 3.25% 1/15/29 (b)	1,611	1,559
Ventas Realty LP 3.75% 6/1/26 (b)	13,928	13,844
Welltower OP LLC 2.75% 5/15/28 (b)	12,150	13,387
		28,790
Real Estate Management & Development - 1.6%
Redfin Corp.:
0% 10/15/25	2,410	2,036
0.5% 4/1/27	16,564	9,457
Zillow Group, Inc.:
0.75% 9/1/24	4,458	5,844
1.375% 9/1/26	7,320	9,749
		27,086
TOTAL REAL ESTATE		55,876

UTILITIES - 8.8%
Electric Utilities - 6.7%
Alliant Energy Corp. 3.875% 3/15/26 (b)	2,600	2,521
Duke Energy Corp. 4.125% 4/15/26 (b)	22,045	21,626
Evergy, Inc. 4.5% 12/15/27 (b)	13,500	13,366
FirstEnergy Corp. 4% 5/1/26 (b)	13,330	13,090
NextEra Energy Capital Holdings, Inc. 3% 3/1/27 (b)	6,018	6,033
NRG Energy, Inc. 2.75% 6/1/48	6,911	9,454
PG&E Corp. 4.25% 12/1/27 (b)	21,152	21,131
PPL Capital Funding, Inc. 2.875% 3/15/28	7,740	7,305
Southern Co. 3.875% 12/15/25 (b)	21,975	21,536
		116,062
Independent Power and Renewable Electricity Producers - 0.9%
NextEra Energy Partners LP 0% 11/15/25 (b)	15,350	13,526
Ormat Technologies, Inc. 2.5% 7/15/27	1,700	1,623
		15,149
Multi-Utilities - 0.7%
CenterPoint Energy, Inc. 4.25% 8/15/26 (b)	6,974	6,876
CMS Energy Corp. 3.375% 5/1/28 (b)	6,460	6,263
		13,139
Water Utilities - 0.5%
American Water Capital Corp. 3.625% 6/15/26 (b)	8,918	8,650

TOTAL UTILITIES		153,000

TOTAL CONVERTIBLE BONDS		1,417,442
Nonconvertible Bonds - 1.1%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Gannett Holdings LLC 6% 11/1/26 (b)	9,985	9,023

CONSUMER DISCRETIONARY - 0.5%
Broadline Retail - 0.5%
Match Group Holdings II LLC 3.625% 10/1/31 (b)	8,840	7,448

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	2,055	1,884

TOTAL NONCONVERTIBLE BONDS		18,355
TOTAL CORPORATE BONDS (Cost $1,321,209)		1,435,797

Common Stocks - 6.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.7%
Entertainment - 0.3%
The Walt Disney Co.	47,700	5,322
Interactive Media & Services - 0.3%
Alphabet, Inc. Class C (c)	12,000	1,677
Meta Platforms, Inc. Class A	4,400	2,157
Snap, Inc. Class A (c)	99,200	1,093
		4,927
Media - 0.1%
EchoStar Holding Corp. Class A (c)	103,700	1,360
TOTAL COMMUNICATION SERVICES		11,609
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
Tesla, Inc. (c)	17,400	3,513
Broadline Retail - 0.1%
Amazon.com, Inc. (c)	11,100	1,962
Hotels, Restaurants & Leisure - 0.5%
A&W Revenue Royalties Income Fund	113,983	2,612
Genius Sports Ltd. (c)(d)	257,500	1,831
Penn Entertainment, Inc. (c)	94,000	1,720
Super Group SGHC Ltd. (c)	905,921	2,990
		9,153
TOTAL CONSUMER DISCRETIONARY		14,628
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
DHT Holdings, Inc.	2,567,895	27,785
Frontline PLC (NY Shares) (d)	205,600	4,632
Scorpio Tankers, Inc.	47,500	3,189
		35,606
FINANCIALS - 0.3%
Financial Services - 0.3%
MasterCard, Inc. Class A	5,600	2,659
Visa, Inc. Class A	9,400	2,657
		5,316
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Moderna, Inc. (c)	19,600	1,808
INDUSTRIALS - 0.7%
Construction & Engineering - 0.1%
Willscot Mobile Mini Holdings (c)	25,600	1,222
Electrical Equipment - 0.0%
Babcock & Wilcox Enterprises, Inc. (c)	738,311	945
Machinery - 0.6%
Chart Industries, Inc. (c)	74,000	10,572
TOTAL INDUSTRIALS		12,739
INFORMATION TECHNOLOGY - 0.8%
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. (e)	5,200	4,114
Software - 0.6%
Adobe, Inc. (c)	3,200	1,793
Bill Holdings, Inc. (c)	23,000	1,457
Microsoft Corp.	4,300	1,779
MicroStrategy, Inc. Class A (c)	1,700	1,739
Workiva, Inc. (c)	18,500	1,593
Zoom Video Communications, Inc. Class A (c)	30,000	2,122
		10,483
TOTAL INFORMATION TECHNOLOGY		14,597
MATERIALS - 0.7%
Chemicals - 0.2%
CF Industries Holdings, Inc.	22,100	1,784
Nutrien Ltd.	34,100	1,781
		3,565
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (United States)	69,300	3,331
Newmont Corp.	97,512	3,047
Wheaton Precious Metals Corp.	68,200	2,811
		9,189
TOTAL MATERIALS		12,754
UTILITIES - 0.2%
Electric Utilities - 0.1%
Constellation Energy Corp.	6,500	1,095
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	98,313	1,494
TOTAL UTILITIES		2,589
TOTAL COMMON STOCKS (Cost $97,276)		111,646

Convertible Preferred Stocks - 5.1%
	Shares	Value ($) (000s)
FINANCIALS - 3.8%
Banks - 3.1%
Bank of America Corp. 7.25%	26,545	31,430
Wells Fargo & Co. 7.50%	18,617	21,981
		53,411
Financial Services - 0.7%
Apollo Global Management, Inc. Series A, 6.75%	193,200	12,307
TOTAL FINANCIALS		65,718
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
BrightSpring Health Services, Inc. 6.75% (c)	55,500	2,117
INDUSTRIALS - 0.3%
Machinery - 0.1%
RBC Bearings, Inc.	15,800	1,969
Professional Services - 0.2%
Clarivate PLC 5.00%	84,400	2,442
TOTAL INDUSTRIALS		4,411
UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc. 6.296%	457,600	15,947
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $89,324)		88,193

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp. 7% (b)(f)(g) (Cost $3,069)	3,345	3,236

Money Market Funds - 7.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	121,819,080	121,843
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	2,487,551	2,488
TOTAL MONEY MARKET FUNDS (Cost $124,331)		124,331

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,635,209)	1,763,203
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(28,893)
NET ASSETS - 100.0%	1,734,310

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
NVIDIA Corp.	Chicago Board Options Exchange	13	1,028	1,050.00	06/21/24	(23)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $491,316,000 or 28.3% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,028,000.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	306,596	129,731	314,484	2,728	-	-	121,843	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	11,291	8,803	-	-	-	2,488	0.0%
Total	306,596	141,022	323,287	2,728	-	-	124,331

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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